Note 11 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Gain (loss) on derivatives	$ 388,145	$ (468,146)
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	388,145	(468,146)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain (loss) on derivatives	473,647	(468,146)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ (85,502)	$ 0